UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2019

Item #1. Reports to Stockholders.

INDEX	REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund, and REMS International Real Estate Value- Opportunity Fund (collectively, the “REMS funds”)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

REMS GROUP FUNDS

REMS Real Estate Value-Opportunity Fund

REMS Real Estate Income 50/50 Fund

REMS International Real Estate
Value-Opportunity Fund

ANNUAL REPORT

For the Year Ended December 31, 2019

ANNUAL REPORT

January 2020

Dear REMS Real Estate Value-Opportunity Fund Investor:

For all of 2019, public market real estate fully recovered from the 2018 Q4 negative sentiment relative to real estate values and share pricing. Over much of the past decade the economics and pricing of private market commercial real estate in the U.S. continued to rise in value as the recovery journey evolves with supply/demand mostly in balance, high occupancies across all market sectors and stable and highly visible cash flows. Against this backdrop, importantly, public market real estate credit metrics also continue to improve.

Your Value-Opportunity Fund produced a total return of 31.9% for 2019, outperforming the NAREIT Equity Index (26.0%), the MSCI US REIT Index (25.8%) and REIT ETFs as represented by the Vanguard Real Estate ETF (VNQ: +28.9%). REMS’ investment model is primarily real estate focused and more closely resembles an alternative private equity strategy which bears little resemblance to the index market capitalization or sector makeup of REIT ETFs. As REMS discussed in last year’s commentary, the Q4 2018 market melt-down substantially discounted the value of quality real estate in a public wrapper and REMS chose to reinvest capital back into the portfolios as well as add new positions for 2019. Nine core positions were identified as real estate platforms specifically suited for late cycle development/redevelopment, value creation and arbitrage opportunities. Adding to these investments was one top 5 portfolio holding iStar Inc. (STAR) reflecting a more leveraged “outside the box” special situation, which returned 64.3% in 2019.

These core real estate positions were important drivers of 2019 portfolio performance. Four new capital allocations during 2019 (Mack Cali, MGM, Spirit Realty, and Stag Industrial) also added to portfolio returns particularly in Q4. Two other positions that added to 2019 portfolio returns were William Lyon Homes (+87% price change) and Catchmark Timber Trust (+62% price change), both related to positive change in sentiment toward housing. The worst performer was the Fund’s only hotel property investment (Hersha Hospitality, -11.2%). The hotel economic cycle has reached maturity and while high occupancy produces attractive cash flows, new supply restricts room rate pricing and costs to operate assets continue to rise pressuring margins. Hersha holds a small portfolio of highly valued hotel assets positioned along the two coasts from Boston to Key West and San Diego to Seattle. The completion of a major capital redevelopment program is now creating growth in free cash flow above the broader hotel sector returns. With a well-covered dividend yield near 8%, and private market values for these properties significantly above current public market pricing, REMS plans to hold this position to await a catalyst to close the pricing gap.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Shareholder Letter - continued

During Q4, 2019, REMS completed the recycling of two other underperforming real estate investments (Empire State Realty (2.5%), Simon Property Group (-17%)) into new real estate capital allocations which REMS’ analysis suggests have attractive longer-term return potential. A third underperformer was Jernigan Capital (-3.5%) which was partially liquidated and remains under review. Also, the two favorably priced merger proposals for Liberty Property Trust (industrial) and William Lyon Homes (residential) were recycled into new industrial and single-family residential investments further adding to future upside return potential. Finally, one of the two REIT ETF positions added late 2018 was sold and the remaining position will likely be recycled in 2020. REMS’ three REIT preferred positions have now reached fair pricing but are attractive cash flow generators and offer a source of future capital for real estate equity investment.

Going into 2020 REMS Real Estate Value-Opportunity Fund is now near completion of a longer-term repositioning to the opportunities presented by the “extra innings” commercial and residential real estate cycle. The Funds’ twenty core equity positions reflect these late cycle real estate value opportunities with a continued focus on:

–Real estate enterprises taking advantage of high private market real estate pricing and low interest rates to execute value arbitrage strategies potentially resulting in a material re-rating of the credit and/or market value of the equity.

–A regional strategy targeting Sun Belt and Western market real estate platforms where the public market is late to recognize the significant real estate opportunities driven by superior population and job growth. REMS’ core investments target office, industrial, housing and shopping centers where new supply has not kept pace with demand in key cities from the Carolinas to Arizona and the mountain states north to Seattle.

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Shareholder Letter - continued

As has been REMS’ consistent investment style over the past 20 years, the real estate portfolio positioning does not target the broader “public REIT” equity market or REIT ETFs as a capital allocation strategy or relative performance objective. Rather, the REMS Real Estate Value Fund’s portfolio reflects an “outside the box” value/cash flow special situation focus with a bias toward smaller capitalization real estate enterprises where public market pricing may significantly undervalue real estate assets and rental driven cash flows.

There is now a clear separation in financial market pricing of both public and private market real estate as the “Crowded Trade” of technology-based real estate (towers and data centers) combined with the popular industrial and multi-family real estate sectors, which continued to work higher, potentially reaching fully valued metrics. At the same time in 2019, all other sectors of both public and private commercial real estate ranged from modestly higher values to in some cases lower values (hotels, enclosed malls).

In REMS’ view these divergent sector performance metrics will likely continue to influence future REIT ETF returns as the “crowded trade” of towers, datacenters, industrial and multifamily REITs (40% of VNQ) in 2020 must continue to carry the day unless the rest of the REIT market capitalization experiences a coordinated upward re-rating.

As always, we thank you for your continued interest and support.

Sincerely,

Edward W. Turville, CFA Managing Director	John E. Webster President

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

COMPARISON OF $50,000 INVESTMENT IN REMS REAL ESTATE VALUE-OPPORTUNITY FUND INSTITUTIONAL CLASS SHARES VS. NAREIT EQUITY INDEX AND MSCI US REIT INDEX

$160
$140
$120
$100
$80
$60
$40
Thousands
$154,470
$154,327
$139,383
12/31/09
12/31/10
12/31/11
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
REMS Real Estate Value-Opportunity Fund Institutional Class
NAREIT Equity Index
MSCI US REIT Index

Past performance is not predictive of future performance

REMS Real Estate Value Opportunity Fund	Total Return One Year Ended 12/31/19*	Average Annual Return*
		Five Years Ended 12/31/19	Ten Years Ended 12/31/19
Institutional Class Shares	31.87%	4.09%	10.80%
Platform Class Shares	31.53%	3.83%	10.53%
NAREIT Equity Index	26.00%	7.21%	11.94%
MSCI US REIT Index	25.84%	7.03%	11.93%

*The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.

Effective February 25, 2020, the Fund is using a new benchmark Index, the MSCI US REIT Index. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 151 constitutents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

(The comparative index is not adjusted to reflect expenses that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.)

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Portfolio Composition as of December 31, 2019

Common Stocks

Holdings by Industry/Asset Class	% of Net Assets
Common Stock:
Diversified/Other	30.37%
Office/Industrial	17.03%
Residential	13.33%
Retail	12.38%
Hotel	6.43%
Healthcare	3.80%
Self Storage	2.20%
Exchange Traded Funds	2.71%
Money Market Fund	3.96%
92.21%

Preferred Stocks

Holdings by Industry/Asset Class	% of Net Assets
Preferred Stock:
Mortgage REIT	2.75%
Hotel	1.83%
Diversified/Other	1.49%
6.07%

See Notes to Financial Statements

ANNUAL REPORT

REMS Real Estate Value-Opportunity Fund

Schedule of InvestmentsDecember 31, 2019

		Shares	Fair Value
85.54%	COMMON STOCKS

30.37%	DIVERSIFIED/OTHER
	Equinix, Inc.	4,600	$2,685,020
	The Howard Hughes Corp.	23,200	2,941,760
	iStar Financial, Inc.	207,800	3,015,178
	Kennedy-Wilson Holdings, Inc.*	124,300	2,771,890
	Mack-Cali Realty Corp.	124,300	2,875,059
	Spirit Realty Capital, Inc.	52,200	2,567,196
	VEREIT, Inc.	276,900	2,558,556
			19,414,659

3.80%	HEALTHCARE
	Healthpeak Properties, Inc.	70,500	2,430,135

6.43%	HOTEL
	Hersha Hospitality Trust - Class A	94,289	1,371,905
	MGM Resorts International	82,300	2,738,121
			4,110,026

17.03%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust*	226,900	3,573,675
	Cousins Properties, Inc.	80,500	3,316,600
	Liberty Property Trust	5,100	306,255
	Stag Industrial, Inc.	63,000	1,988,910
	WPT Industrial Real Estate Investment Trust	122,600	1,701,688
			10,887,128

13.33%	RESIDENTIAL
	American Homes 4 Rent - Class A	73,600	1,929,056
	Catchmark Timber Trust, Inc - Class A	188,500	2,162,095
	Century Communities, Inc.	95,903	2,622,947
	Forestar Group Inc.	86,516	1,803,858
			8,517,956

12.38%	RETAIL
	Brixmor Property Group, Inc.	157,200	3,397,092
	Seritage Growth Properties - Class A	48,300	1,935,864
	Weingarten Realty Investments	82,600	2,580,424
			7,913,380

REMS Real Estate Value-Opportunity Fund

Schedule of Investments - continuedDecember 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
2.20%	SELF STORAGE
	Jernigan Capital, Inc.	73,300	$1,402,962

85.54%	TOTAL COMMON STOCKS		54,676,246
	(Cost: $47,370,698)

6.07%	PREFERRED STOCKS

1.49%	DIVERSIFIED/OTHER
	iStar Financial, Inc., Series I, 7.500%	37,200	948,600

1.83%	HOTEL
	RLJ Lodging Trust, Series A, 1.950%	42,600	1,171,500

2.75%	MORTGAGE REIT
	Colony Capital, Inc., Series H, 7.125%	73,500	1,757,385

6.07%	TOTAL PREFERRED STOCKS		3,877,485
	(Cost: $3,021,903)

2.71%	EXCHANGE TRADED FUNDS
	Vanguard Real Estate ETF	18,700	1,735,173

2.71%	TOTAL EXCHANGE TRADED FUNDS		1,735,173
	(Cost: $1,602,225)

94.32%	TOTAL LONG POSITIONS		60,288,904
	(Cost: $51,994,826)

3.96%	MONEY MARKET FUNDS
	Money Market Fiduciary, 0.0685%(a)	2,527,951	2,527,951
	(Cost: $2,527,951)

98.28%	NET INVESTMENTS IN SECURITIES
	(Cost: $54,522,777)		62,816,855
1.72%	Other assets, net of liabilities		1,101,666
100.00%	NET ASSETS		$63,918,521

(a)Effective 7 day yield as of December 31, 2019

*All or a portion of position is segregated as collateral for securities sold short and/or for borrowings. The segregated market value of collateral is $5,380,000.

ANNUAL REPORT

January 2020

Dear REMS Real Estate Income 50/50 Fund Investor:

The Real Estate Income 50/50 Fund (“Fund”) delivered a 26.6% net total return for 2019 as both common and preferred equities recovered after a negative 2018. The return was competitive with all-common equity REIT ETFs as represented by the Vanguard Real Estate ETF (VNQ +28.9%), the MSCI US REIT Index (+26%) and the NAREIT Equity Index (+26%). The Fund’s common equities rose 35.5% (gross) and the preferred equities returned 21.5% (gross) supported by a decline in the10-year treasury yield from 2.7% to 1.9%.

At year-end, the Fund’s equities were 52.5% REIT Preferreds and 47.5 Common REIT shares. The Fund employed no leverage, and the portfolio dividend yield was 5.0%, net of the Fund’s 60 basis point fee and expense cap.

Common equity returns were driven by a concentrated portfolio of real estate enterprises with underlying valuations that became more appreciated by the marketplace during the year. Top performers included Catchmark Timber which produced a total return of 70.4% in 2019, supported by an improving US housing market and the success of its joint venture investments. Retail strip center owner Brixmor was up 56.9% as the company maintained high occupancies and continued to redevelop its portfolio and produce growth in rental income, despite negative predictions for the retail sector due to the increase in on-line shopping.

The Fund’s portfolio lost its investment in industrial owner Liberty Property Trust (LPT), which in October agreed to sell the company to industrial rival Prologis for a substantial premium to the then-current stock price. REMS chose to recycle this capital after the announcement, capturing a total return of 47.1% on this investment during the year.

The worst portfolio performer in 2019 was Hersha Hospitality (HT, -11.1%). Hersha holds a small portfolio of highly valued hotel assets positioned along the two coasts from Boston to Key West and San Diego to Seattle. The completion of a major capital redevelopment program is now creating growth in free cash flow above the broader hotel sector returns. With a well-covered dividend yield near 8%, and private market values for these properties significantly above current public market pricing, REMS plans to hold this position to await a catalyst to close the pricing gap. All other common equity positions produced a positive return in 2019.

The preferred holdings produced at total return of 21.5% in 2019, which exceeded expectations, reflecting investor demand for quality yield offerings. All but one position had a positive total return, which was PS Business Parks Preferred Z, down -0.78% for the year despite a sector-leading balance sheet and stable operating fundamentals. The best performer in the preferred book was Hersha Hospitality Preferred D (+30.1%), which recovered to its 2024 call price from the market selloff in 2018 Q4.

ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Shareholder Letter - continued

REIT preferred and equity dividend yields remain attractive relative to both bonds and alternative yield investments supported by improving company cash flows and conservative leverage levels. Issuing companies continue to call select preferred names where liquidity is available and it is earnings accretive to do so. REMS has been successful in replacing those issues though the task is becoming more challenging with many preferred shares trading above potential call prices. That said, risk adjusted returns in REIT preferreds remain attractive, and there are still opportunities for investment in selected issues.

While the preferred sector has become challenging, there remain attractive opportunities in high-yielding common REIT equities. For example, portfolio holdings VEREIT and Gaming and Leisure Properties are net lease real estate enterprises (with 6%+ dividend yields) that can potentially be re-rated upward as strategies to grow cash flow and improve credit metrics are successfully executed. REMS continues to scour the market for similiarly attractive common equity yield investments and expects to initiate additional positions in Q1 of 2020 (including a recently added industrial real estate portfolio offering a dividend yield of 5.6%).

As always, we thank you for your continued interest and support.

Sincerely,

Edward W. Turville, CFA Managing Director	John E. Webster President

ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

COMPARISON OF $50,000 INVESTMENT IN REMS REAL ESTATE INCOME 50/50 FUND INSTITUTIONAL CLASS SHARES VS. NAREIT EQUITY INDEX AND MSCI US REIT INDEX

$120
$110
$100
$90
$80
$70
$60
$50
$40
Thousands
$113,408
$112,743
$97,720
4/4/11
12/31/11
12/31/12
12/31/13
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
REMS Real Estate Income 50/50 Fund Institutional Class
NAREIT Equity Index
MSCI US REIT Index

Past performance is not predictive of future performance

REMS Real Estate Income 50/50 Fund	Total Return One Year Ended 12/31/19*	Average Annual Return*
		Five Years Ended 12/31/19	Since Inception 4/4/11 to 12/31/19
Institutional Class	26.61%	6.04%	7.97%
Platform Class	26.43%	5.77%	7.65%
NAREIT Equity Index	26.00%	7.21%	9.82%
MSCI US REIT Index	25.84%	7.03%	9.75%

*The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares

The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITS listed in the NYSE, AMEX, and NASDAQ National Market.

Effective February 25, 2020, the Fund is using a new benchmark Index, the MSCI US REIT Index. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 151 constitutents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

On April 4, 2011, Real Estate Management Services Group, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the graph.

ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Portfolio Composition as of December 31, 2019

Common Stocks

Holdings by Industry/Asset Class	% of Net Assets
Common Stock:
Diversified/Other	13.22%
Office/Industrial	12.94%
Retail	8.24%
Hotel	3.76%
Residential	3.74%
Healthcare	3.39%
Money Market Fund	3.93%
49.22%

Preferred Stocks

Holdings by Industry/Asset Class	% of Net Assets
Preferred Stock:
Diversified/Other	16.27%
Hotel	8.08%
Retail	5.66%
Industrial	5.34%
Office	4.42%
Residential	4.18%
Convertible Preferred	3.97%
Mortgage REIT	1.87%
49.79%

REMS Real Estate Income 50/50 Fund

Schedule of InvestmentsDecember 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
45.29%	COMMON STOCKS

13.22%	DIVERSIFIED/OTHER
	Gaming and Leisure Properties, Inc.**	34,300	$1,476,615
	Kennedy-Wilson Holdings, Inc.**	47,700	1,063,710
	Spirit Realty Capital, Inc.	26,600	1,308,188
	VEREIT, Inc.**	190,500	1,760,220
			5,608,733

3.39%	HEALTHCARE
	Healthpeak Properties, Inc.**	41,700	1,437,399

3.76%	HOTEL
	Hersha Hospitality Trust - Class A**	109,800	1,597,590

12.94%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust**	112,600	1,773,450
	City Office REIT, Inc.	62,500	845,000
	STAG Industrial, Inc.**	55,600	1,755,292
	WPT Industrial Real Estate Investment Trust	80,700	1,120,116
			5,493,858

3.74%	RESIDENTIAL
	CatchMark Timber Trust, Inc. - Class A**	138,200	1,585,154

8.24%	RETAIL
	Brixmor Property Group, Inc.**	82,100	1,774,181
	Weingarten Realty Investors**	55,200	1,724,448
			3,498,629

45.29%	TOTAL COMMON STOCKS		19,221,363
	(Cost: $14,156,596)

49.79%	PREFERRED STOCKS

3.97%	CONVERTIBLE PREFERRED
	Lexington Realty Trust, Series C, 6.500%	7,400	415,325
	RPT Realty, Series D, 7.250%**	21,800	1,268,542
			1,683,867

See Notes to Financial Statements

ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Schedule of Investments - continuedDecember 31, 2019

		Shares	Fair Value
16.27%	DIVERSIFIED/OTHER
	Colony Capital, Inc., Series G, 7.500%	42,700	$1,071,770
	Digital Realty Trust, Inc., Series C, 6.625%	25,200	640,080
	Digital Realty Trust, Inc., Series G, 5.875%	6,742	177,584
	Global Net Lease, Inc, Series A,. 7.250%	23,300	615,819
	Global Net Lease, Inc, Series B, 6.875%	17,000	435,880
	iStar Financial, Inc., Series D, 8.000%	14,400	369,504
	iStar Financial, Inc., Series I, 7.500%	31,500	803,250
	National Storage Affiliates Trust, Series A, 6.000%	34,100	907,742
	Spirit Realty Capital, Inc., Series A, 6.000%	23,300	606,965
	VEREIT, Inc., Series F, 6.700%	25,189	642,320
	Vornado Realty Trust, Series L, 5.400%	25,200	635,292
			6,906,206

8.08%	HOTEL
	Hersha Hospitality Trust, Series C, 6.875%	21,000	$525,420
	Hersha Hospitality Trust, Series D, 6.500%	15,400	383,460
	Pebblebrook Hotel Trust, Series E, 6.375%	32,900	835,660
	RLJ Lodging Trust, Series A, 1.950%	28,300	778,250
	Summit Hotel Properties, Series E, 6.250%	16,500	421,575
	Sunstone Hotel Investors, Series F, 6.450%	18,800	484,664
			3,429,029

5.34%	INDUSTRIAL
	Monmouth Real Estate Investment Corp., Series C, 6.125%	32,300	804,916
	PS Business Parks, Inc., Series Y, 5.200%	8,400	215,712

REMS Real Estate Income 50/50 Fund

Schedule of Investments - continuedDecember 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
	PS Business Parks, Inc., Series Z, 4.875%	17,000	$421,430
	Rexford Industrial Realty, Series A, 5.875%**	21,700	560,348
	Rexford Industrial Realty, Series B, 5.875%	10,300	266,564
			2,268,970

1.87%	MORTGAGE REIT
	Annaly Capital Management, Inc., Series D, 7.500%	14,800	380,508
	Annaly Capital Management, Inc., Series I, 6.750%	15,900	413,400
			793,908

4.42%	OFFICE
	Boston Properties, Inc., Series B, 5.250%	15,200	387,600
	City Office REIT, Series A, 6.625%	25,200	650,160
	SL Green Realty Corp., Series I, 6.500%	33,000	838,530
			1,876,290

4.18%	RESIDENTIAL
	American Homes 4 Rent, Series D, 6.500%	20,800	544,752
	Investors Real Estate Trust, Series C, 6.625%	18,928	497,004
	UMH Properties, Inc., Series B, 8.000%	18,000	466,200
	UMH Properties, Inc., Series C, 6.750%	10,200	266,628
			1,774,584

5.66%	RETAIL
	Brookfield Property REIT, Inc, Series A, 6.375%	14,900	374,139
	Saul Centers, Inc., Series E, 6.000%	24,400	641,720
	SITE Centers Corp., Series K, 6.250%	16,600	420,976

See Notes to Financial Statements

ANNUAL REPORT

REMS Real Estate Income 50/50 Fund

Schedule of Investments - continuedDecember 31, 2019

		Shares	Fair Value
	Taubman Centers, Inc., Series K, 6.250%	21,300	$551,883
	Urstadt Biddle Properties, Inc, Series K, 5.875%*	16,200	412,776
			2,401,494

49.79%	TOTAL PREFERRED STOCKS		21,134,348
	(Cost: $22,029,716)

95.08%	TOTAL LONG POSITIONS
	(Cost: $36,186,312)		40,355,711

3.93%	MONEY MARKET FUNDS
	Money Market Fiduciary, 0.0685%(a)	1,668,008	1,668,008
	(Cost: $1,668,008)

99.01%	NET INVESTMENTS IN SECURITIES
	(Cost: $37,854,320)		42,023,719
0.99%	Other assets, net of liabilities		419,231
100.00%	NET ASSETS		$42,442,950

*Non-income producing

**All or a portion of position is segregated as collateral for securities sold short and/or for borrowings. The segregated market value of collateral is $16,018,602.

(a)Effective 7 day yield as of December 31, 2019

ANNUAL REPORT

January 2020

Dear REMS International Real Estate Value-Opportunity Fund Investor:

The REMS International Real Estate Value-Opportunity Fund (“Fund”) returned 21.48% over the year ended December 31, 2019, which was slightly below the benchmark (MSCI ACWI EX USA IMI Core Real Estate Index) which returned 22.22%.

The majority of the Fund is invested in core real estate investments which generally outperformed the benchmark. These investments are specialized and focused, operate in markets where real estate fundamentals are positive, actively add value by redeveloping or developing assets, pursue improvements in sustainability (ESG), and are what we consider ‘mid cap’ companies so active capital management can ‘move the needle’ for shareholder value.

A portion of the Fund is invested in ‘special situation’ real estate investments. These investments trade at wide discounts to real estate values and are unlikely to track the benchmark closely. Rather, these investments have the potential to generate outsized returns when share price catalysts emerge such as M&A, restructuring, spin-offs, etc. or through the market eventually recognizing the large upside to cash flow growth previously uncovered in REMS’ due diligence process. This portion of the Fund generally underperformed the benchmark in 2019.

Ongoing protests in Hong Kong were a drag on performance over the year, however REMS’ large exposure to London real estate outperformed following the UK election outcome.

Looking into 2020 and beyond, REMS sees many investment opportunities in listed international real estate. By having a concentrated portfolio (~20 investments), REMS can take advantage of the best opportunities which are often outside of the benchmark. The portfolio has a large exposure to ‘emerging asset classes’ outside the US such as storage, datacenters and multifamily (total ~25%), and a large exposure to cities with high growth such as Dublin and Madrid (~20%) which are not present to any large degree in the benchmark.

Perhaps most relevant for the potential performance of the portfolio, REMS’ deep dive research of each investment suggests there is a mispricing of potential future cash flow growth. As the market eventually prices in this growth, we see a positive outlook for share price returns over coming years. When combined with potential value creating ‘special situations’, the Fund’s combination of value and growth should continue to provide attractive total returns over time.

As always, thank you for your continued interest and support.

Sincerely,

Quentin Velleley, CFA
Chief Investment Officer

ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

COMPARISON OF $50,000 INVESTMENT IN
REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
INSTITUTIONAL CLASS SHARES VS.
EPRA/NAREIT GLOBAL EX U.S. EQUITY INDEX
AND MSCI ACWI EX USA IMI CORE REAL ESTATE INDEX

$76
$74
$72
$70
$68
$66
$64
$62
$60
$58
$56
$54
$52
$50
$48
Thousands
$75,730
$72,889
$71,867
3/19/14
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
Past performance is not predictive of future performance
REMS International Real Estate Value-Opportunity Fund Institutional Class
EPRA/NAREIT Global ex US Equity Index
MSCI ACWI ex USA IMI Core Real Estate Index

REMS International Real Estate Value- Opportunity Fund	Total Return One Year Ended 12/31/19*	Total Return Five Years Ended 12/31/19*	Average Annual Return Since Inception 4/20/18 to 12/31/19*	Average Annual Return Since Inception 3/19/14 to 12/31/19*
Institutional Class	21.48%	7.30%	N/A	6.46%
Class Z	21.44%	N/A	6.64%	N/A
EPRA/NAREIT Global ex U.S. Equity Index	22.29%	6.65%	6.68%	6.72%
MSCI ACWI ex USA IMI Core Real Estate Index	22.22%	7.34%	6.36%	7.43%

*The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The EPRA/NAREIT Global ex US Equity Index is a family of indices using specific fundamental factors that weight index constituents, rather than market capitalization. The weights are therefore not dependent upon price-based stock market based valuations.

Effective February 25, 2020, the Fund is using a new benchmark Index, the MSCI ACWI ex USA IMI Core Real Estate Index. The MSCI ACWI ex USA IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 22 Developed Markets (DM) and 26 Emerging Markets (EM) countries engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not own properties.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

Portfolio Composition as of December 31, 2019

Holdings by Country/Asset Class	% of Net Assets
Common Stock:
Australia	9.39%
Austria	3.14%
Brazil	3.82%
Canada	4.38%
Germany	3.04%
Great Britain	14.16%
Hong Kong	14.01%
Ireland	10.05%
Japan	4.77%
Luxembourg	3.74%
Mexico	4.68%
Netherlands	3.71%
Singapore	4.87%
Spain	9.10%
Money Market Fund	6.66%
Total Investments	99.52%

See Notes to Financial Statements

ANNUAL REPORT

REMS International Real Estate Value-Opportunity Fund

Schedule of InvestmentsDecember 31, 2019

		Shares	Fair Value
92.86%	COMMON STOCKS

43.22%	Diversified
	Capital & Counties Properties PLC**	1,235,000	$4,281,355
	CapitaLand Ltd.**	1,570,000	4,377,323
	Henderson Land Development Company Limited	410,000	2,012,564
	Hulic Co., Ltd.**	353,600	4,282,708
	InterXion Holding N.V.	39,800	3,335,638
	Merlin Properties SOCIMI, S.A.	306,100	4,391,496
	NEXTDC Ltd.*	479,094	2,212,238
	Shurgard Self Storage SA	88,143	3,361,595
	Swire Pacific Ltd.	365,000	546,167
	Swire Properties Ltd.	945,200	3,135,585
	The Wharf (Holdings) Ltd.	1,112,300	2,829,176
	Wheelock & Co. Ltd.	609,000	4,060,104
			38,825,949

26.04%	Office/Industrial
	BR Properties, S.A.	953,300	3,431,472
	CA Immobilien Anlagen AG	67,200	2,822,928
	Corporacion Inmobiliaria Vesta SAB	2,334,900	4,198,683
	Derwent London PLC	69,069	3,668,919
	Hibernia REIT PLC	1,706,000	2,698,216
	National Storage REIT	2,982,430	3,840,533
	VIB Vermoegen AG	81,800	2,734,313
			23,395,064

20.94%	Residential
	Aedas Homes S.A.U.	157,100	3,779,916
	Boardwalk Real Estate Investment Trust	111,300	3,936,554
	Glenveagh Properties PLC	3,319,500	3,248,753
	Grainger PLC	1,149,500	4,769,154
	Irish Residential Properties REIT PLC	1,724,979	3,076,519
			18,810,896

REMS International Real Estate Value-Opportunity Fund

Schedule of Investments - continuedDecember 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
2.66%	Retail
	Shopping Centres Australasia Property Group	1,273,200	$2,385,575

92.86%	TOTAL COMMON STOCKS		83,417,484
	(Cost: $ 74,904,078)

6.66%	MONEY MARKET FUNDS
	Money Market Fiduciary, 0.0685%(a)	5,987,933	5,987,933
	(Cost: $ 5,987,933)

99.52%	NET INVESTMENTS IN SECURITIES
	(Cost: $ 80,892,011)		89,405,417
0.48%	Other assets, net of liabilities		427,237
100.00%	NET ASSETS		$89,832,654

*Non-income producing

(a)Effective 7 day yield as of December 31, 2019

**All or a portion of position is segregated as collateral for securities sold short and/or for borrowings. The segregated market value of collateral is $11,526,226.

REMS GROUP FUNDS

December 31, 2019

See Notes to Financial Statements

23

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS GROUP FUNDS

Statements of Assets and Liabilities

	REMS Real Estate Value-Opportunity Fund	REMS Real Estate Income 50/50 Fund		REMS International Real Estate Value-Opportunity Fund
ASSETS
Investments at fair value* (Note 1)	$62,816,855	$42,023,719		$89,405,417
Cash	—	—		126,458
Foreign cash**	—	—		1,008
Receivable for investments sold	961,070	244,734		—
Receivable for capital stock sold	20,665	9,839		7,740
Dividends and interest receivable	158,461	180,161		248,271
Tax reclaim receivable	—	—		68,693
Prepaid expenses	26,259	18,044		13,815
TOTAL ASSETS	63,983,310	42,476,497		89,871,402
LIABILITIES
Due to broker	—	—		40
Payable for capital stock redeemed	3,068	—		15,663
Accrued investment advisory fees	46,404	7,154		8,368
Accrued 12b-1 fees	166	5,163		—
Accrued administration and transfer agent	2,506	1,789		3,082
Accrued accounting fees	1,289	794		3,305
Other accrued expenses	11,356	18,647		8,290
TOTAL LIABILITIES	64,789	33,547		38,748
NET ASSETS	$63,918,521	$42,442,950		$89,832,654

Net Assets Consist of:
Paid-in-capital	$54,275,019	$38,057,305		$81,982,285
Distributable earnings (deficit)	9,643,502	4,385,645		7,850,369
Net Assets	$63,918,521	$42,442,950		$89,832,654
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class
Net Assets	$56,725,546	$40,233,126		$73,584,613
Shares Outstanding (unlimited number of shares authorized without par value)	4,112,401	3,089,940		6,238,089
Net Asset Value and Offering Price Per Share	$13.79	$13.02	(A)	11.80	(A)
Platform Class
Net Assets	$7,192,975	$2,209,824		—
Shares Outstanding (unlimited number of shares authorized without par value)	526,945	171,858		—
Net Asset Value and Offering Price Per Share	$13.65	$12.86	(A)	—
Class Z
Net Assets	—	—		16,248,041
Shares Outstanding (unlimited number of shares authorized without par value)	—	—		1,361,538
Net Asset Value and Offering Price Per Share	—	—		11.93

* Identified cost of	$54,522,777	$37,854,320		$80,892,011
** Foreign cash cost of	$—	$—		$997

(A)Certain redemptions made within 90 days of purchase may include a 2% redemption fee.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS GROUP FUNDS

Statements of Operations

	REMS Real Estate Value-Opportunity Fund	REMS Real Estate Income 50/50 Fund	REMS International Real Estate Value-Opportunity Fund
INVESTMENT INCOME
Dividends*	$1,551,103	$1,567,027	$1,813,782
Interest	10,784	2,620	12,773
Total investment income	1,561,887	1,569,647	1,826,555

EXPENSES
Investment advisory fees (Note 2)	623,502	177,526	780,119
12b-1 fees, Platform Class (Note 2)	19,177	5,463	—
Recordkeeping and administrative services (Note 2)	34,309	20,658	38,401
Accounting fees (Note 2)	31,908	18,092	44,129
Custodian fees	6,696	10,267	48,554
Transfer agent fees (Note 2)	28,001	20,845	30,235
Professional fees	50,509	30,389	61,043
Filing and registration fees	56,000	32,000	28,000
Trustee fees	5,815	4,509	6,092
Compliance fees	7,490	5,795	7,714
Shareholder reporting	24,490	24,487	24,732
Shareholder servicing (Note 2)
Institutional Class	42,538	38,996	54,127
Platform Class	19,177	4,598	—
Interest and dividend expense	3,153	33,758	151,913
Other	19,827	16,920	17,522
Total expenses	972,592	444,303	1,292,581
Advisory fee waivers (Note 2)	(195,789)	(155,671)	(360,549)
Net Expenses	776,803	288,632	932,032

Net investment income (loss)	785,084	1,281,015	894,523

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	9,717,661	752,793	(1,138,078)
Net realized gain (loss) on short positions	(64,068)	—	(201,737)
Net realized gain (loss) on foreign currency transactions	—	—	(31,167)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	9,057,588	7,437,829	15,661,111
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency transactions	—	—	2,381
Net realized and unrealized gain (loss) on investments and securities sold short	18,711,181	8,190,622	14,292,510

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$19,496,265	$9,471,637	$15,187,033

* Net of foreign tax withheld	$—	$—	$137,191

REMS GROUP FUNDS

For the Year Ended December 31, 2019

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS GROUP FUNDS

Statements of Changes in Net Assets

	REMS Real Estate Value-Opportunity Fund		REMS Real Estate Income 50/50 Fund		REMS International Real Estate Value-Opportunity Fund
	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$785,084	$989,288	$1,281,015	$2,216,263	$894,523	$1,237,350
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	9,653,593	(103,204)	752,793	(932,838)	(1,370,982)	6,050,606
Net increase (decrease) in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency transactions	9,057,588	(15,348,819)	7,437,829	(7,335,825)	15,663,492	(12,005,956)
Increase (decrease) in net assets from operations	19,496,265	(14,462,735)	9,471,637	(6,052,400)	15,187,033	(4,718,000)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(1,433,247)	(1,469,338)	(1,733,592)	(2,776,084)	(1,024,611)	(6,330,784)
Platform Class	(151,734)	(128,636)	(98,078)	(91,215)	—	—
Class Z	—	—	—	—	(221,898)	(1,074,401)
Return of capital
Institutional Class	(197,953)	(872,121)	—	—		—
Platform Class	(25,011)	(97,712)	—	—		—
Decrease in net assets from distributions	(1,807,945)	(2,567,807)	(1,831,670)	(2,867,299)	(1,246,509)	(7,405,185)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	18,285,374	19,121,010	6,071,999	4,611,415	16,394,854	16,283,462
Platform Class	207,415	376,447	—	—	—	—
Class Z	—	—	—	—	2,524,044	11,955,000
Distributions reinvested
Institutional Class	1,200,617	1,882,265	1,632,510	2,165,545	930,162	5,622,288
Platform Class	169,144	217,706	94,178	86,843	—	—
Class Z	—	—	—	—	184,479	1,074,401
Shares redeemed
Institutional Class	(39,951,956)	(74,448,507)	(12,352,740)	(29,911,680)*	(8,745,045)*	(14,005,483)*
Platform Class	(2,570,224)**	(5,502,157)	(205,984)	(242,513)	—	—
Class Z	—	—	—	—	(152,606)**	—
Increase (decrease) in net assets from capital stock transactions	(22,659,630)	(58,353,236)	(4,760,037)	(23,290,390)	11,135,888	20,929,668

NET ASSETS
Increase (decrease) during year	(4,971,310)	(75,383,778)	2,879,930	(32,210,089)	25,076,412	8,806,483
Beginning of year	68,889,831	144,273,609	39,563,020	71,773,109	64,756,242	55,949,759
End of year	$63,918,521	$68,889,831	$42,442,950	$39,563,020	$89,832,654	$64,756,242

* Includes redemption fees of:				$12,497	$2,973	$10,100
** Includes redemption fees of:					$1,353

REMS GROUP FUNDS

See Notes to Financial Statements

ANNUAL REPORT

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Cash FlowsFor the Year Ended December 31, 2019

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$19,496,265
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(25,948,193)
Proceeds from disposition of investment securities	50,568,595
Proceeds from short sales	2,224,868
Closed short transactions	(2,288,935)
Purchase of short term securities, net	(2,518,749)
Decrease (increase) in receivables for securities sold	31,308
Decrease (increase) in dividends and interest receivable	71,245
Decrease (increase) in prepaid assets	6,928
Increase (decrease) in interest payable	(109)
Increase (decrease) in accrued management fees	1,254
Increase (decrease) in other accrued expense	3,840
Litigation proceeds	35,277
Unrealized appreciation on investments and securities sold short	(9,057,588)
Return of capital and long-term capital gain dividends received	1,193,304
Net realized gain (loss) from investments and securities sold short (including $499,641 of capital gain dividends)	(9,653,593)
Net cash provided by operating activities	24,165,717
Cash flows from financing activities:
Proceeds from shares sold	20,493,160
Payments on shares redeemed	(42,974,321)
Cash distributions paid	(438,184)
Net borrowings from broker	(1,246,372)
Net cash used in financing activities	(24,165,717)
Net increase (decrease) in cash	—
Cash:
Beginning balance	—
Ending balance	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$1,369,761
Cash financing activities not included herein consist of:
Interest paid	$3,262

See Notes to Financial Statements

ANNUAL REPORT

REMS REAL ESTATE INCOME 50/50 FUND

Statement of Cash FlowsFor the Year Ended December 31, 2019

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$9,471,637
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(7,713,597)
Proceeds from disposition of investment securities	20,849,429
Proceeds from sales of short term securities, net	(1,305,563)
Decrease (increase) in receivables for securities sold	5,091,856
Decrease (increase) in dividends and interest receivable	130,926
Decrease (increase) in due from Advisor	5,500
Decrease (increase) in prepaid assets	1,707
Increase (decrease) in interest payable	(7,569)
Increase (decrease) in accrued management fees	7,154
Increase (decrease) in other accrued expense	3,503
Litigation proceeds	9,776
Unrealized appreciation on investments	(7,437,829)
Return of capital and long-term capital gains dividends received	774,603
Net realized gain (loss) from investments (including $387,801 of capital gain dividends)	(752,793)
Net cash provided by operating activities	19,128,740
Cash flows from financing activities:
Proceeds from shares sold	6,116,693
Payments on shares redeemed	(12,640,439)
Cash distributions paid	(104,982)
Net borrowings from broker	(12,500,012)
Net cash used in financing activities	(19,128,740)
Net increase (decrease) in cash	—
Cash:
Beginning balance	—
Ending balance	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$1,726,688
Cash financing activities not included herein consist of:
Interest paid	$41,327

See Notes to Financial Statements

ANNUAL REPORT

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Cash FlowsFor the Year Ended December 31, 2019

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$15,187,033
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(27,822,455)
Proceeds from disposition of investment securities	24,818,562
Proceeds from short sales	11,305,145
Closed short transactions	(11,506,882)
Purchase of short term securities, net	(5,987,933)
Decrease (increase) in receivable for securities sold	229,492
Decrease (increase) in dividends and interest receivable	(29,917)
Decrease in foreign currency	406,141
Decrease (increase) in tax reclaim receivable	(24,155)
Decrease (increase) in due from Advisor	40,383
Decrease (increase) in prepaid assets	14,673
Increase (decrease) in liabilities in excess of balance with custodians	(1,613,784)
Increase (decrease) in due to broker	40
Increase (decrease) in payable for securities purchased	(539,020)
Increase (decrease) in accrued management fees	8,368
Increase (decrease) in other accrued expense	(2,200)
Unrealized appreciation on investments	(15,661,111)
Net realized gain (loss) from investments and securities sold short	1,339,815
Net cash provided by operating activities	(9,837,805)
Cash flows from financing activities:
Proceeds from shares sold	19,060,850
Payments on shares redeemed	(8,979,511)
Cash distributions paid	(131,868)
Net cash used in financing activities	9,949,471
Net increase (decrease) in cash	111,666
Cash:
Beginning balance	14,792
Ending balance	$126,458

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$1,114,641
Cash financing activities not included herein consist of:
Interest paid	$76,826

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

33

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

	Institutional Class Shares
	Years Ended December 31,
	2019		2018		2017		2016		2015
Net asset value, beginning of year	$10.74		$12.76		$15.17		$16.01		$17.79
Investment activities
Net investment income (loss)(1)	0.15		0.12		0.21		0.14		0.11
Net realized and unrealized gain (loss) on investments	3.24		(1.85)		(0.37)		1.44		(0.27)
Total from investment activities	3.39		(1.73)		(0.16)		1.58		(0.16)
Distributions
Net investment income	(0.15)		(0.12)		(0.21)		(0.15)		(0.11)
Realized gains	(0.15)		(0.06)		(2.04)		(2.27)		(1.51)
Return of capital	(0.04)		(0.11)		—		—		—
Total distributions	(0.34)		(0.29)		(2.25)		(2.42)		(1.62)
Net asset value, end of year	$13.79		$10.74		$12.76		$15.17		$16.01
Total Return	31.87%		(13.78%	)	(1.28%	)	9.89%		(0.95%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.36%	(B)	1.49%	(B)	1.41%	(B)	1.40%	(B)	1.41%	(B)
Expenses, net of management fee waivers and reimbursements	1.09%	(C)	1.42%	(C)	1.37%	(C)	1.39%	(C)	1.41%	(C)
Net investment income	1.16%		0.97%		1.41%		0.86%		0.63%
Portfolio turnover rate	40.00%		37.85%		43.77%		34.05%		50.77%
Net assets, end of year (000’s)	$56,725		$61,438		$130,210		$259,803		$356,188

(1) Per share amounts calculated using the average number of shares outstanding throughout the year.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.35%, 1.32%, 1.41%, 1.40% and 1.41%, for the years ended December 31, 2019 through December 31, 2015, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.09%, 1.25%, 1.25%, 1.25% and 1.36% for the years ended December 31, 2019 through December 31, 2015, respectively.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

35

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

	Platform Class Shares
	Years ended December 31,
	2019		2018		2017		2016		2015
Net asset value, beginning of year	$10.62		$12.61		$15.01		$15.86		$17.64
Investment activities
Net investment income (loss)(1)	0.11		0.06		0.17		0.10		0.07
Net realized and unrealized gain (loss) on investments	3.21		(1.80)		(0.36)		1.42		(0.27)
Total from investment activities	3.32		(1.74)		(0.19)		1.52		(0.20)
Distributions
Net investment income	(0.10)		(0.08)		(0.17)		(0.10)		(0.07)
Realized gains	(0.15)		(0.06)		(2.04)		(2.27)		(1.51)
Return of capital	(0.04)		(0.11)		—		—		—
Total distributions	(0.29)		(0.25)		(2.21)		(2.37)		(1.58)
Redemption Fees(1)	—	(2)	—		—		—		—
Net asset value, end of year	$13.65		$10.62		$12.61		$15.01		$15.86
Total Return	31.53%		(13.97%	)	(1.49%	)	9.62%		(1.22%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.79%	(B)	1.91%	(B)	1.70%	(B)	1.65%	(B)	1.66%	(B)
Expenses, net of management fee waivers and reimbursements	1.34%	(C)	1.67%	(C)	1.62%	(C)	1.64%	(C)	1.66%	(C)
Net investment income	0.90%		0.51%		1.20%		0.61%		0.38%
Portfolio turnover rate	40.00%		37.85%		43.77%		34.05%		50.77%
Net assets, end of year (000’s)	$7,193		$7,451		$14,064		$25,074		$36,871

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than 0.01

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.78%, 1.74%, 1.70%, 1.65% and 1.66% for the years ended December 31, 2019 through December 31, 2015, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.33%, 1.50%, 1.50%, 1.50% and 1.61% for the years ended December 31, 2019 through December 31, 2015, respectively.

REMS REAL ESTATE INCOME 50/50 FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

37

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS REAL ESTATE INCOME 50/50 FUND

Financial Highlights

	Institutional Class
	Years ended December 31,
	2019		2018		2017		2016		2015
Net asset value, beginning of year	$10.78		$12.40		$12.52		$13.02		$14.68
Investment activities
Net investment income (loss)(1)	0.40		0.41		0.45		0.69		0.43
Net realized and unrealized gain (loss) on investments	2.42		(1.51)		0.01		0.51		(0.04)
Total from investment activities	2.82		(1.10)		0.46		1.20		0.39
Distributions
Net investment income	(0.58)		(0.22)		(0.45)		(0.48)		(0.46)
Net realized gain	—		(0.30)		(0.13)		(1.22)		(1.59)
Return of capital	—		—		—		—		—
Total distributions	(0.58)		(0.52)		(0.58)		(1.70)		(2.05)
Redemption Fees(1)	—		—	(2)	—		—		—
Net asset value, end of year	$13.02		$10.78		$12.40		$12.52		$13.02
Total Return	26.61%		(9.06%	)	3.73%		9.31%		2.69%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.11%	(B)	0.94%	(B)	0.81%	(B)	0.77%	(B)	0.84%	(B)
Expenses, net of management fee waivers and reimbursements	0.71%	(C)	0.77%	(C)	0.71%	(C)	0.71%	(C)	0.80%	(C)
Net investment income (loss)	3.26%		3.53%		3.57%		5.13%		2.99%
Portfolio turnover rate	19.70%		19.70%		36.06%		29.42%		26.89%
Net assets, end of year (000’s)	$40,233		$37,638		$69,391		$89,635		$101,451

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than 0.01

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.02%, 0.87%, 0.81%, 0.77% and 0.84% for the years ended December 31, 2019, through December 31, 2015, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 0.63%, 0.70%, 0.95%, 0.95% and 1.05% for the years ended December 31, 2019 through December 31, 2015, respectively.

REMS REAL ESTATE INCOME 50/50 FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

39

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS REAL ESTATE INCOME 50/50 FUND

Financial Highlights

	Platform Class
	Years ended December 31,
	2019		2018		2017		2016		2015
Net asset value, beginning of year	$10.64		$12.24		$12.38		$12.89		$14.55
Investment activities
Net investment income (loss)(1)	0.37		0.30		0.41		0.65		0.39
Net realized and unrealized gain (loss) on investments	2.40		(1.41)		(0.01)		0.51		(0.04)
Total from investment activities	2.77		(1.11)		0.40		1.16		0.35
Distributions
Net investment income	(0.55)		(0.19)		(0.41)		(0.45)		(0.42)
Net realized gain	—		(0.30)		(0.13)		(1.22)		(1.59)
Return of capital	—		—		—		—		—
Total distributions	(0.55)		(0.49)		(0.54)		(1.67)		(2.01)
Net asset value, end of year	$12.86		$10.64		$12.24		$12.38		$12.89
Total Return	26.43%		(9.32%	)	3.34%		9.05%		2.46%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.45%	(B)	1.28%	(B)	1.06%	(B)	1.02%	(B)	1.09%	(B)
Expenses, net of management fee waivers and reimbursements	0.96%	(C)	1.04%	(C)	0.96%	(C)	0.96%	(C)	1.05%	(C)
Net investment income	3.05%		2.64%		3.37%		4.88%		2.74%
Portfolio turnover rate	19.70%		19.70%		36.06%		29.42%		26.89%
Net assets, end of year (000’s)	$2,210		$1,925		$2,382		$2,500		$2,479

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.37%, 1.20%, 1.06%, 1.02% and 1.09% for the years ended December 31, 2019 through December 31, 2015, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 0.88%, 0.95%, 0.70%, 0.70% and 0.80% for the years ended December 31, 2019 through December 31, 2015, respectively.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

41

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

	Institutional Class Shares(A)
	Years ended December 31,
	2019		2018		2017		2016		2015
Net asset value, beginning of year	$9.85		$11.72		$9.48		$9.65		$10.07
Investment activities
Net investment income(1)	0.12		0.22		0.24		0.28		0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.99		(0.91)		2.33		(0.36)		(0.32)
Total from investment activities	2.11		(0.69)		2.57		(0.08)		(0.13)
Distributions
Net investment income	—		(0.23)		(0.21)		(0.09)		(0.15)
Realized gains	(0.16)		(0.95)		(0.12)		—		(0.14)
Total distributions	(0.16)		(1.18)		(0.33)		(0.09)		(0.29)
Redemption Fees(1)	—	(2)	—	(2)	—		—		—
Net asset value, end of year	$11.80		$9.85		$11.72		$9.48		$9.65
Total Return	21.48%		(5.85%	)	27.11%		(0.88%	)	(1.31%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(B)	1.67%	(C)	1.47%	(C)	1.38%	(C)	1.56%	(C)	2.64%	(C)
Expenses, net of management fee waivers and reimbursements	1.19%	(D)	0.68%	(D)	0.26%	(D)	0.01%	(D)	—	(D)
Net investment income	1.15%		1.85%		2.14%		2.92%		1.91%
Portfolio turnover rate	34.10%		53.11%		48.61%		40.15%		15.25%
Net assets, end of year (000’s)	$73,585		$53,596		$55,950		$20,336		$8,759

(1)Per share amounts calculated using the average shares outstanding throughout the year.

(2)Less than 0.01

(A)Prior to June 28, 2017, the REMS International Real Estate Value-Opportunity Fund’s Institutional Shares were named Founders Shares.

(B)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(C)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.48%, 1.43%, 0.26%, 0.01% and -% for the years ended December 31, 2019 through December 31, 2015, respectively.

(D)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 0.63%, 0.25%, -% and -% for the years ended December 31, 2019 through December 31, 2015, respectively.

See Notes to Financial Statements

ANNUAL REPORT

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Z Shares
	Year ended December 31, 2019		Period April 20, 2018(^) to December 31, 2018
Net asset value, beginning of period	$9.96		$12.01
Investment activities
Net investment income(1)	0.13		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.00		(1.14)
Total from investment activities	2.13		(0.99)
Distributions
Net investment income	—		(0.11)
Realized gains	(0.16)		(0.95)
Total distributions	(0.16)		(1.06)
Redemption Fees(1)	—	(2)	—
Net asset value, end of period	$11.93		$9.96
Total Return	21.44%		(8.15%	)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.59%	(B)	1.40%	*(B)
Expenses, net of management fee waivers and reimbursements	1.19%	(C)	0.73%	*(C)
Net investment income	1.15%		1.79%	*
Portfolio turnover rate	34.10%		53.11%	**
Net assets, end of period (000’s)	$16,248		$11,160

(^)Commencement of operations

*Annualized

**Not annualized

(1)Per share amounts calculated using the average shares outstanding throughout the period.

(2)Less than 0.01

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.39% and 1.36% for the year ended December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00% and 0.68% for the year ended December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial StatementsDecember 31, 2019

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Real Estate Management Services Group, LLC (“REMS”) is the investment advisor to each of the Funds. The REMS Real Estate Value-Opportunity Fund (“REMS Value”) was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, REMS Value was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, REMS Value was reorganized from TWF into the Trust. REMS Value maintains its financial statements, information and performance history in accordance with the reorganizations.

The REMS Real Estate Income 50/50 Fund (“REMS 50/50”) was originally established in 1997 as the CSI Equity Fund, a series of TWF, and was not managed by REMS at that time. Effective December 31, 2010, the Board of Directors of TWF (the “Board”) approved REMS to act as investment advisor to REMS 50/50, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Shares were re-named Institutional Shares. The Institutional Shares had been previously re-designated as Investor Shares effective August 21, 2008. On April 4, 2011, shareholders approved the appointment of REMS as advisor to REMS 50/50. Effective November 15, 2013, the REMS 50/50 A Shares were re-designated Platform Shares. On August 15, 2014, REMS 50/50 was reorganized from TWF into the Trust.

The REMS International Real Estate Value-Opportunity Fund’s (“REMS International”) Institutional Class Shares commenced operations on March 19, 2014 and Class Z commenced operations on April 20, 2018 as a series of the Trust. Effective June 28, 2017, the REMS International Founders Shares were re-named Institutional Shares.

The REMS Value, REMS 50/50 and REMS International Funds currently offer Institutional, Platform and Z Shares. At December 31, 2019, there were no Z Shares outstanding for REMS Value and REMS 50/50, and there were no Platform Shares outstanding for REMS International.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

The investment objectives of each Fund are as follows:

Fund	Objective
REMS Value

to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

REMS 50/50	to achieve a primary objective of high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities.
REMS International

to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. Each Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Each Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
REMS Value
Common Stocks Preferred Stocks Exchange Traded Funds Money Market	$ 54,676,246 3,877,485 1,735,173 2,527,951	$— — — —	$— — — —	$ 54,676,246 3,877,485 1,735,173 2,527,951
	$ 62,816,855	$—	$—	$ 62,816,855

REMS 50/50
Common Stocks Preferred Stock Money Market	$19,221,363 17,921,003 1,668,008	$— 3,213,345 —	$— — —	$ 19,221,363 21,134,348 1,668,008
	$38,810,374	$3,213,345	$—	$ 42,023,719

REMS International
Common Stock Diversified Office/Industrial Residential Retail Money Market	$38,825,949 19,963,592 18,810,896 2,385,575 5,987,933	$— 3,431,472 — — —	$— — — — —	$8,825,949 23,395,064 18,810,896 2,385,575 5,987,933
	$ 85,973,945	$3,431,472	$—	$89,405,417

Refer to each Fund’s Schedule of Investments for a listing of the securities by type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

The Funds use a major financial institution as their prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Funds also borrow on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Funds’ investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Funds to concentration of credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for each Fund for each of the open tax years (2016-2018) and expected to be taken in the 2019 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, the following reclassifications were made:

Fund	Paid-in Capital	Undistributed Earnings
REMS International	700	(700)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Funds have made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in the periodic distributions to

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

the shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Derivatives

REMS International may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of REMS International, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When REMS International uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

REMS International follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position, as well as disclosure about credit risk-related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. REMS International values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At December 31, 2019, the Funds held no securities short.

For the year ended December 31, 2019, short debit fees associated with such transactions were $2,062, $19,707 and $57,828 for REMS Value, REMS 50/50 and REMS International, respectively.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Advisor, Real Estate Management Services Group, LLC (“REMS”), provides investment advisory services for an annual fee on the average daily net assets of the Funds.

The Advisor earned, waived and reimbursed expenses for the year ended December 31, 2019 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
REMS Value	0.90%	$623,502	$195,789	$—
REMS 50/50	0.45%	177,526	155,671	—
REMS International	1.00%	780,119	360,549	—

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

REMS has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Funds do not exceed 1.00%, 0.60% and 1.00% of the average daily net assets of REMS Value, REMS 50/50 and REMS International, respectively, until April 30, 2030 for REMS Value and REMS 50/50 and April 30, 2020 for REMS International. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by a Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The Advisor will have no opportunity to recoup the REMS International waivers and expense reimbursements at any time in the future.

The total amount of recoverable reimbursements as of December 31, 2019 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2020	2021	2022	Total
REMS Value	$102,084	$94,622	$195,789	$392,495
REMS 50/50	88,366	108,507	155,671	352,544

The Board has adopted a Distribution Plan for each Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and they therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

For the year ended December 31, 2019, the following fees under the 12b-1 Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Platform	12b-1	$19,177
REMS 50/50	Platform	12b-1	5,463

Each of the Funds has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders. For the year ended December 31, 2019, the following fees under the shareholder services plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Institutional	Shareholder Servicing	$42,538
REMS Value	Platform	Shareholder Servicing	19,177
REMS 50/50	Institutional	Shareholder Servicing	38,996
REMS 50/50	Platform	Shareholder Servicing	4,598
REMS International	Institutional	Shareholder Servicing	54,127

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator and transfer and dividend disbursing agent and REMS Value’s and REMS 50/50’s fund accountant. For the year ended December 31, 2019, the following fees were paid monthly:

Fund	Administration	Transfer Agent	Accounting
REMS Value REMS 50/50 REMS International	$34,309 20,658 38,401	$26,843 19,543 28,787	$31,908 18,092 N/A

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of PractusTM LLP.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended December 31, 2019 were as follows:

Fund	Purchases	Sales
REMS Value REMS 50/50 REMS International	$25,948,193 7,713,598 27,822,455	$50,568,595 20,849,429 24,818,562

These amounts do not include the following:

Fund	Proceeds from short sales	Cost to cover short securities
REMS Value	$2,224,868	$2,288,935
REMS International	11,305,145	11,506,881

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by REMS Value and REMS 50/50 are reallocated at December 31, 2019 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the year ended December 31, 2019 and the year ended December 31, 2018 were as follows:

REMS Value	Year ended December 31, 2019	Year ended December 31, 2018
Distributions paid from:
Ordinary income	$785,084	$989,288
Realized gains	799,897	608,686
Return of capital	222,964	969,833
	$1,807,945	$2,567,807

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

REMS 50/50	Year ended December 31, 2019	Year ended December 31, 2018
Distributions paid from:
Ordinary income	$1,831,670	$1,647,982
Realized gains	—	1,219,317
	$1,831,670	$2,867,299

REMS International	Year ended December 31, 2019	Year ended December 31, 2018
Distributions paid from:
Ordinary income	$684,106	$3,864,961
Realized gains	562,403	3,540,224
	$1,246,509	$7,405,185

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	REMS Value	REMS 50/50	REMS International
Accumulated net investment income (loss)	$—	$445,828	$862,747
Accumulated net realized gain (loss)	1,396,513	—	(1,359,341)
Other accumulated gains (losses)	—	(202,344)	—
Net unrealized appreciation (depreciation)	8,246,989	4,142,161	8,346,963
	$9,643,502	$4,385,645	$7,850,369

As of December 31, 2018, REMS 50/50 had a capital loss carryforward of $202,344 which can be carried forward indefinitely and will retain the character of short-term. As of December 31, 2019, REMS International had a capital loss carryforward of $1,359,341 which can be carried forward indefinitely and will retain the character of long-term.

As of December 31, 2019, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
REMS Value	$54,569,866	$13,012,635	$(4,765,646)	$8,246,989
REMS 50/50	37,881,558	4,996,602	(854,441)	4,142,161
REMS International	81,060,140	11,841,747	(3,496,470)	8,345,277

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sales for REMS Value, REMS 50/50 and REMS International.

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

REMS Value
	Year ended December 31, 2019
	Institutional Shares	Platform Shares
Shares sold	1,484,381	16,685
Shares reinvested	95,954	13,644
Shares redeemed	(3,187,340)	(205,168)
Net increase (decrease)	(1,607,005)	(174,839)

	Year ended December 31, 2018
	Institutional Shares	Platform Shares
Shares sold	1,601,661	32,147
Shares reinvested	157,805	18,454
Shares redeemed	(6,243,227)	(464,192)
Net increase (decrease)	(4,483,761)	(413,591)

REMS 50/50
	Year ended December 31, 2019
	Institutional Shares	Platform Shares
Shares sold	492,190	—
Shares reinvested	132,646	7,748
Shares redeemed	(1,027,659)	(16,706)
Net increase (decrease)	(402,823)	(8,958)

	Year ended December 31, 2018
	Institutional Shares	Platform Shares
Shares sold	399,342	—
Shares reinvested	186,859	7,587
Shares redeemed	(2,691,444)	(21,367)
Net increase (decrease)	(2,105,243)	(13,780)

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

REMS International
	Year ended December 31, 2019
	Institutional Shares	Class Z Shares
Shares sold	1,509,791	239,234
Shares reinvested	79,230	15,542
Shares redeemed	(793,792)	(13,770)
Net increase (decrease)	795,229	241,006

	Year ended December 31, 2018
	Institutional Shares	Class Z Shares
Shares sold	1,396,158	1,011,677
Shares reinvested	576,054	108,855
Shares redeemed	(1,304,582)	—
Net increase (decrease)	667,630	1,120,532

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

REMS Value entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and REMS Value and REMS 50/50 have entered into agreements with Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to REMS Value and REMS 50/50 by third-party service providers which are properly disclosed in the prospectus of the Funds. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to REMS Value’s and REMS 50/50’s administrator. There was no transfer to REMS Value’s or REMS 50/50’s administrator to offset operating expenses during the year ended December 31, 2019.

NOTE 7 – RISKS AND CONCENTRATIONS

The Funds concentrate their assets in the real estate industry. An investment in the Funds involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Funds also engage in borrowing for leverage. The Funds have the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Funds may have no leverage for an extended period of time when the Funds believe that leverage is not in the best interest of the Funds. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Funds will pay interest on these loans, and that interest expense will raise the overall expenses of the respective Fund and reduce its returns. If a Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure a Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

Each Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the year ended December 31, 2019 the interest was as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 12/31/2019	Interest Expense
REMS Value	$12,137	3.60%	$1,246,372	$—	$437
REMS 50/50	391,988	3.35%	12,500,012	—	13,113
REMS International	757,014	2.51%	2,987,587	40	18,998

NOTE 8 – ADVANCES

Each Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed a Fund’s or the 1940 Act’s limitation concerning borrowings. Each Fund accrues interest

ANNUAL REPORT

REMS GROUP FUNDS

Notes to Financial Statements - continuedDecember 31, 2019

on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended December 31, 2019, the interest was as follows:

Fund	Outstanding Average Daily Balance	Weighted Average Interest Rate	Interest Paid	Maximum Amount Outstanding During the Year	Outstanding Balance at 12/31/2019
REMS Value	$18,127	3.61%	$654	$2,978,467	$—
REMS 50/50	27,095	3.46%	938	3,241,874	—
REMS International	36,264	—	—	1,662,258	—

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

REMS GROUP FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Directors of the World Funds Trust and
Shareholders of REMS Funds
Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the REMS Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund, and REMS International Real Estate Value-Opportunity Fund (the “Funds”), each a series of the World Funds Trust (the “Trust”), including the schedule of investments, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statements of cash flows for the year then ended, financial highlights for each of the five years in the period then ended, and the related notes for the Funds (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

ANNUAL REPORT

REMS GROUP FUNDS

Report of Independent Registered Public Accounting Firm - continued

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 2, 2020

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (64) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	30	None
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	30	None
Theo H. Pitt, Jr. (83) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	30

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017

Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.

Karen M. Shupe (55) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (51) Secretary	Indefinite, Since November 2013	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (51) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus TM LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Bo James Howell (38) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus TM LLP, May 2018 to present; Founder, Joot (investment management compliance and consulting), June 2018 to present; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.

Holly B. Giangiulio (58) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (51) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent six months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Contract Renewal

At a meeting held on November 19-20, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreements (“Advisory Agreements”) between Real Estate Management Services Group, LLC (the “Adviser”) and the Trust with respect to the REMS Real Estate Value-Opportunity Fund (the “REMS Value Fund”), the REMS Real Estate Income 50/50 Fund (the “REMS 50/50 Fund”) and the REMS International Real Estate Value-Opportunity Fund (the “REMS International Fund” and, collectively, the “REMS Funds”). The Trust's legal counsel (“Counsel”) discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the REMS Funds and REMS; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the REMS Funds; (iv) the extent to which economies of scale would be realized if the REMS Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the REMS Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the REMS Funds and their shareholders; (ii) quarterly assessments of the investment performance of the REMS Funds; (iii) commentary on the reasons for the performance; (iv) presentations by REMS Funds’ management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the REMS Funds; (v) compliance reports concerning the REMS Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the REMS Funds, information on investment advice, performance, summaries of fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the REMS Funds; (iii) the anticipated effect of size on the REMS Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the REMS Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by REMS.

In this regard, the Board considered the responsibilities REMS has under the Advisory Agreements. The Board reviewed the services provided by REMS to the REMS Funds including, without limitation: REMS’ procedures for formulating investment recommendations and assuring compliance with the

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

REMS Funds’ investment objectives and limitations; its coordination of services for the REMS Funds among the REMS Funds’ service providers; and its efforts to promote the REMS Funds, grow their assets, and assist in the distribution of REMS Funds’ shares. The Board considered: REMS’ staffing, personnel, and methods of operating; the education and experience of REMS personnel as well as their specific skill set suited to continue implementing each REMS Fund’s investment strategy; and REMS’ compliance program, policies, and procedures. After reviewing the foregoing and further information from REMS, the Board concluded that the quality, extent, and nature of the services provided by REMS were satisfactory and adequate for each of the REMS Funds.

(2) Investment Performance of the REMS Funds and REMS.

In considering the investment performance of the REMS Funds and the Adviser, the Trustees compared the short- and long-term performance of the REMS Funds with the performance of funds with similar objectives managed by other investment advisers derived by Broadridge from Morningstar data, as well as with aggregated peer group data. The Trustees also compared the short- and long-term performance of the REMS 50/50 Fund with the performance of other accounts managed by the Adviser with objectives, strategies and holdings similar to the REMS 50/50 Fund. The Trustees considered that the performance was similar between the REMS 50/50 Fund and the other accounts and that, according to the Adviser, differences can be attributed to cash flow and differences in restrictions placed on the other accounts relative to the REMS 50/50 Fund. The Trustees noted that the one-, three-, and five-year returns for the REMS Value Fund and the REMS 50/50 Fund, and the ten-year returns for the REMS Value Fund, for periods ended September 30, 2019, each ranked in the bottom quartile relative to its peer group and that each Fund lagged its benchmark index for those same periods. It was noted that the REMS Value Fund’s peer group consisted of sixteen, thirteen, thirteen, and nine mutual funds, respectively, with average net assets between $20 million and $400 million within the Morningstar Real Estate Category for each of those periods. It was further noted that the REMS 50/50 Fund’s peer group consisted of fifteen, thirteen, and thirteen mutual funds, respectively, with average net assets between $10 million and $250 million within the Morningstar Real Estate Category for each of those periods. The Trustees considered that the portfolios of the REMS Value Fund and the REMS 50/50 Fund have traditionally had a larger allocation to small and micro-cap stocks than their peers which proved to be a disadvantage particularly in the 2019 fiscal year when larger cap stocks generally outperformed smaller cap stocks. The Trustees also considered that the REMS 50/50 Fund’s unique focus on investing significantly in preferred securities of REITs contributed to its

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

underperformance relative to more equity-focused peers. The Trustees noted that the REMS International Fund’s one-year performance for the period ended September 30, 2019 ranked in the bottom quartile relative to its peer group but in the second quartile for the three- and five-year periods. It was noted that the REMS International Fund’s peer group consisted of nine, nine and eight mutual funds, respectively, within the Morningstar Global Real Estate Category that focused on international (ex-U.S.) real estate companies for each of those periods. It was also noted that the REMS International Fund’s three- and five-year returns were in line with the returns of its benchmark index but that its one-year performance as of September 30, 2019 was significantly lower. Based on these considerations, the Board concluded that the performance of each of the REMS Funds was satisfactory.

(3)The costs of the services provided and profits realized by REMS from the relationship with the REMS Funds.

In considering the costs of the services provided and profits realized by REMS from the relationship with the REMS Funds, the Trustees considered REMS’ staffing, personnel, and methods of operating; the financial condition of REMS and the level of commitment to the REMS Funds by REMS and its principals; the asset levels of the REMS Funds; and the overall expenses of the REMS Funds. The Trustees considered financial statements of REMS and discussed the financial stability and profitability of the firm. The Trustees noted that REMS was profitable and in 2019 streamlined operations, stabilized operating cash flow, and positioned the firm for continued profitability. The Trustees considered the fees and expenses of the REMS Funds (including the advisory fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors, as derived by Broadridge from Morningstar data. The Board noted that for the REMS Value Fund its net expense ratio and investment advisory fee ranked in the bottom quartile relative to both its peer group and Morningstar category average. The Trustees considered the Adviser’s position that the higher advisory fee is justified due to the complicated investment strategy of the REMS Value Fund, which includes the ability to invest in any public real estate company, regardless of size, and the ability to use leverage and short sell securities. The Trustees also considered that the cap on the REMS Value Fund’s total expenses was lowered from 1.25% to 1.00% effective May 1, 2019 and that the Fund’s expenses should compare more favorably with others once the cap has been in effect for a full fiscal year. The Trustees noted that the REMS 50/50 Fund’s net expense ratio ranked in the top quartile as compared to its peer group and second quartile relative to its Morningstar category. The Trustees further

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

considered that the cap on the REMS 50/50 Fund’s total expenses was lowered from 0.80% to 0.60% effective May 1, 2019. The Trustees also compared the advisory fees charged to the REMS 50/50 Fund with the advisory fees charged to other accounts managed by the Adviser with objectives, strategies and holdings similar to the REMS 50/50 Fund. The Trustees noted that, although the REMS International Fund’s net expense ratio is higher than its peer group and Morningstar category medians, its net advisory fee is lower than the peer group and category medians. The Trustees noted that the REMS International Fund had expense limitation arrangements in place that limit the Fund’s total expenses to 1.00% per annum. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to REMS by each of the REMS Funds were fair and reasonable.

(4)The extent to which economies of scale would be realized as the REMS Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the REMS Funds’ investors.

In this regard, the Trustees considered the REMS Funds’ fee arrangements with REMS. The Trustees determined that, although the advisory fee would stay the same as asset levels increased, the shareholders of the REMS Funds would benefit from the expense limitation arrangements in place for each of the REMS Funds. The Trustees also noted that the REMS Funds would benefit from economies of scale under its agreements with some of its service providers other than REMS. Following further discussion of the REMS Funds’ asset levels, expectations for growth, and levels of fees, as well as the other contractual fee structures that were in place for the REMS Funds, the Trustees determined that each of the REMS Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and structured so as to allow each of the REMS Funds to realize the benefits of economies of scale as each of the REMS Funds grow, as well as immediately because of the expense limitation arrangements.

(5)Possible conflicts of interest and benefits derived by REMS.

In considering REMS’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the REMS Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the REMS Funds and/or REMS’ other accounts; and the substance and administration of REMS’ Code of Ethics. The Trustees noted that separately managed accounts by REMS were generally available only to accounts with a minimum investment of $5 million and that

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

REMS had no affiliates. The Trustees considered that REMS indicated that it may benefit from increased market exposure by its association with the Trust. Based on the foregoing, the Trustees determined that REMS’ standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under each of the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreements for another one-year term.

ANNUAL REPORT

REMS GROUP FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs including redemption fees on certain redemptions made within 90 days of purchase (Institutional and Platform shares of REMS 50/50 and REMS International) and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2019 and held for the period ended December 31, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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REMS GROUP FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Annualized Expense Ratio***	Expenses Paid During Period Ended* (12/31/19)
REMS Value
Institutional Class Actual (HLRRX)	$1,000.00	$1,094.65	1.00%	$5.28
Institutional Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.09
Platform Class Actual (HLPPX)	$1,000.00	$1,093.39	1.25%	$6.60
Platform Class Hypothetical**	$1,000.00	$1,018.75	1.25%	$6.36
REMS 50/50
Institutional Class Actual (RREIX)	$1,000.00	$1,074.16	0.60%	$3.14
Institutional Class Hypothetical**	$1,000.00	$1,022.00	0.60%	$3.06
Platform Class Actual (RREFX)	$1,000.00	$1,072.79	0.85%	$4.44
Platform Class Hypothetical**	$1,000.00	$1,020.75	0.85%	$4.33
REMS International
Institutional Class Actual (REIFX)	$1,000.00	$1,095.80	1.04%	$5.49
Institutional Class Hypothetical**	$1,000.00	$1,019.80	1.04%	$5.29
Class Z Actual (REIZX)	$1,000.00	$1,095.60	1.04%	$5.49
Class Z Hypothetical**	$1,000.00	$1,019.80	1.04%	$5.29

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

***For the six months ended December 31, 2019, fees waived by the Advisor reduced the annualized expense ratio by 0.33% and 0.60% for the REMS Value Institutional Class and Platform Class, respectively, by 0.36% and 0.45% for the REMS 50/50 Institutional and Platform Class, respectively and by, 0.50% and 0.42% for the REMS International Institutional Class and Class Z, respectively.

ANNUAL REPORT

REMS GROUP FUNDS

Important Disclosure Statements

Each Fund's prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2019 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accounting (REMS Value and REMS 50/50):

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000 for 2019 and $50,000 for 2018.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2018.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,000 for 2019 and $13,000 for 2018. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2019 and $0 for 2018.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the REMS Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and $0 for 2018.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2020

* Print the name and title of each signing officer under his or her signature.